Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Altius Marine S.A. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[1]	Dissolved (1)
Fortius Marine S.A. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[1]	Dissolved (1)
Ermina Marine Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[2]	Dissolved (2)
Chinook Waves Corporation [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[2]	Dissolved (3)
Compass Overseas Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Bermuda
Nature / Vessel Name	[3]	Dissolved (4)
Compassion Overseas Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Bermuda
Nature / Vessel Name	[3]	Shipping type company (4)
Australia Holdings Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Liberia
Nature / Vessel Name	[4]	Annulled (5)
Brazil Holdings Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Liberia
Nature / Vessel Name		Shipping type company
China Holdings Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Liberia
Nature / Vessel Name	[5]	Dissolved (6)
Curby Navigation Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Liberia
Nature / Vessel Name	[6]	Annulled (7)
Newlead Victoria Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Liberia
Nature / Vessel Name		M/V Newlead Victoria
Statement of Operations		1/1/2015 - 12/31/2015	1/1/2014 - 12/31/2014	1/1/2013 - 12/31/2013
Grand Venetico Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[7]	Annulled (8)
Grand Oceanos Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Liberia
Nature / Vessel Name	[8]	Revoked (9)
Grand Rodosi Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Liberia
Nature / Vessel Name	[9]	Annulled (10)
Challenger Enterprises Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Liberia
Nature / Vessel Name	[10]	Revoked (11)
Crusader Enterprises Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Liberia
Nature / Vessel Name	[10]	Revoked (11)
Newlead Shipping S.A. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Panama
Nature / Vessel Name		Management company
Newlead Bulkers S.A. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Liberia
Nature / Vessel Name		Management company
AMT Management Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name		Management company
Newlead Holdings (US) Corp. (ex Newlead Holdings (ex Aries Maritime) (US) LLC) [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Delaware, USA
Nature / Vessel Name	[11]	Operating company (12)
Leading Marine Consultants Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[1]	Dissolved (13)
Grand Esmeralda Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Liberia
Nature / Vessel Name	[12]	Revoked (14)
Grand Markela Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Liberia
Nature / Vessel Name	[13]	Vessel Owning company (15)
Statement of Operations		1/1/2015- 12/31/2015	1/1/2014 - 12/31/2014	1/1/2013 - 12/31/2013
Grand Spartounta Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[14]	Dissolved (16)
Newlead Progress Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[15]	Dissolved (17)
Newlead Prosperity Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[16]	Annulled (18)
Grand Affection S.A. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[17]	Dissolved (19)
Grand Affinity S.A. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[17]	Dissolved (20)
Grand Victoria Pte Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Singapore
Nature / Vessel Name		Dormant company
Newlead Bulker Holdings Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name		Sub-holding company
Newlead Tanker Holdings Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[15]	Dissolved (21)
Trans Continent Navigation Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Malta
Nature / Vessel Name		Dormant company
Trans State Navigation Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Malta
Nature / Vessel Name		Dormant company
Bora Limited [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		British Virgin Islands
Nature / Vessel Name		Dormant Company
Newlead Trading Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Liberia
Nature / Vessel Name	[18]	Annulled (22)
Newlead JMEG LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Delaware, USA
Nature / Vessel Name	[19]	Trading company (23)
Newleadjmeg Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[20]	Dormant company (24)
NewLead Mojave Holdings LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Delaware, USA
Nature / Vessel Name	[21]	Operating company (25)
Ocean Hope Shipping Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Malta
Nature / Vessel Name		Dormant company
Mines Investments Corp. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[22]	Sub-Holding company (26)
Statement of Operations		1/1/2015 - 12/31/2015	1/1/2014 - 12/31/2014	2/12/2013 - 12/31/2013
Mine Investments LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Delaware, USA
Nature / Vessel Name	[23]	Coal operating company (27)
Statement of Operations		1/1/2015 - 12/31/2015	1/1/2014 - 12/31/2014	2/15/2013 - 12/31/2013
Five Mile Investment LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Delaware, USA
Nature / Vessel Name	[23]	Coal operating company (27)
Statement of Operations		1/1/2015 - 12/31/2015	1/1/2014 - 12/31/2014	2/15/2013 -12/31/2013
Elk Valley Investment LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Delaware, USA
Nature / Vessel Name	[23]	Coal operating company (27)
Statement of Operations		1/1/2015 - 12/31/2015	1/1/2014 - 12/31/2014	2/15/2013 - 12/31/2013
Viking Acquisition Group LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Kentucky, USA
Nature / Vessel Name	[24]	Coal operating company (28)
Statement of Operations		1/1/2015 - 12/31/2015	1/1/2014 - 12/31/2014	9/13/2013 - 12/31/2013
Coal Essence Mine LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Kentucky, USA
Nature / Vessel Name	[25]	Coal operating company (29)
Statement of Operations		1/1/2015 - 12/31/2015	1/1/2014 - 12/31/2014	12/10/2013 - 12/31/2013
Coal Essence Prep Plant LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Kentucky, USA
Nature / Vessel Name	[26]	Coal operating company (30)
Statement of Operations		1/1/2015 - 12/31/2015	1/1/2014 - 12/31/2014	12/5/2013 - 12/31/2013
Viking Prep Plant LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Kentucky, USA
Nature / Vessel Name	[27]	Coal operating company (31)
Statement of Operations		1/1/2015 - 12/31/2015	1/1/2014 - 12/31/2014	12/9/2013 -12/31/2013
Newlead Albion S.A. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[28]	Bareboat Charterer (32)
Statement of Operations		1/1/2015 - 12/31/2015	3/10/2014 - 12/31/2014
Newlead Handies Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name		Sub-Holding Company
Statement of Operations		1/1/2015 - 12/31/2015	3/10/2014 - 12/31/2014
Newlead Venetico Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[29]	Bareboat Charterer (33)
Statement of Operations		1/1/2015 - 12/31/2015	3/10/2014 - 12/31/2014
NewLead Bitumen Tankers Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[30]	Sub-Holding Company (34)
Statement of Operations		1/1/2015 - 12/31/2015	10/10/2014 - 12/31/2014
Newlead Soltero Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[31]	Bareboat Charterer (35)
Statement of Operations		1/1/2015 - 12/31/2015	11/11/2014 - 12/31/2014
Newlead Semillero Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[32]	Bareboat Charterer (36)
Statement of Operations		1/1/2015 - 12/31/2015	11/11/2014 - 12/31/2014
Newlead Granadino Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[33]	Shipping type company (37)
Statement of Operations		1/1/2015 - 12/31/2015	11/13/2014 - 12/31/2014
Newlead Hojuedo Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[33]	Shipping type company (37)
Statement of Operations		1/1/2015 - 12/31/2015	11/13/2014 - 12/31/2014
Newlead Silletero Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Marshall Islands
Nature / Vessel Name	[33]	Shipping type company (37)
Statement of Operations		1/1/2015 - 12/31/2015	11/13/2014 - 12/31/2014
Nepheli Marine Company [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Liberia
Nature / Vessel Name	[34]	MT Sofia (38)
Statement of Operations		1/1/2015 - 12/31/2015	11/24/2014 - 12/31/2014
Kastro Compania Naviera S.A. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Liberia
Nature / Vessel Name	[34]	MT Nepheli (38)
Statement of Operations		1/1/2015 - 12/31/2015	11/24/2014 - 12/31/2014
Aeolus Compania Naviera S.A. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Liberia
Nature / Vessel Name	[34]	MT Newlead Granadino (38)
Statement of Operations		1/1/2015 - 12/31/2015	11/24/2014 - 12/31/2014
Newlead Castellano Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		Liberia
Nature / Vessel Name	[35]	M/V Newlead Castellano (39)
Statement of Operations		1/1/2015 - 12/31/2015	7/17/2014 - 12/31/2014
Newlead Shipping LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		State Nevada
Nature / Vessel Name		Operating company
Statement of Operations		8/25/2015 - 12/31/2015
Newlead Bulkers LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		State Nevada
Nature / Vessel Name		Operating company
Statement of Operations		8/25/2015 - 12/31/2015
Newlead Holdings LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation		State Nevada
Nature / Vessel Name		Operating company
Statement of Operations		8/25/2015 - 12/31/2015

[1]	The company was dissolved on September 2, 2013.
[2]	The company was dissolved on January 13, 2013.
[3]	M/T Newlead Compass and M/T Newlead Compassion were sold and delivered to their new owners on January 31, 2012. The company Compass Overseas Ltd was dissolved on October 13, 2013.
[4]	The company was annulled on November 1, 2013.
[5]	The company was dissolved on November 1, 2013.
[6]	The company was annulled on March 1, 2014.
[7]	The company was annulled on January 15, 2014.
[8]	The company was revoked on September 15, 2015.
[9]	The company was annulled on February 1, 2015.
[10]	M/T Hiona and M/T Hiotissa were sold and delivered to their new owners on July 19, 2012 and July 27, 2012, respectively. After these dates, Newlead Shipping continued to have part of the commercial, technical and operational management of these vessels. On February 25, 2013, the Company received notices of redelivery and termination, which were effected during June 2013, pursuant to the terms of the management agreements governing such services. The shipowning companies were revoked on December 15, 2015.
[11]	The Company controls 52% of NewLead Holdings (US) Corp. through NewLead Mojave Holdings LLC.
[12]	The company was revoked on October 15, 2015.
[13]	M/V Newlead Markela was sold and delivered to its new owners on December 23, 2015.
[14]	The company Grand Spartounta Inc. was dissolved on May 1, 2014.
[15]	The company was dissolved on January 14, 2013.
[16]	The company was annulled on December 15, 2015.
[17]	The company was dissolved on January 15, 2014.
[18]	The company was annulled on August 1, 2014.
[19]	New Lead JMEG LLC was established on April 11, 2012 as a joint venture between the Company and J Mining & Energy Group.
[20]	Newleadjmeg Inc. was established on February 23, 2012. The Company owns 50% of the shares of Newleadjmeg Inc. No transactions have taken place by this entity.
[21]	NewLead Mojave Holdings LLC was established on April 30, 2012. The Company controls 52% of NewLead Mojave Holdings LLC and is entitled to and is liable for the total net assets of NewLead Mojave Holdings LLC according to this percentage of control.
[22]	The company was established on February 12, 2013, for operation of coal business.
[23]	The companies were established on February 15, 2013, for operation of coal business.
[24]	The company was acquired on September 13, 2013 (Refer to Note 5).
[25]	The company was established on December 10, 2013, for operation of coal business.
[26]	The company was established on December 5, 2013, for operation of coal business.
[27]	The company was acquired on December 9, 2013 (Refer to Note 5).
[28]	The company as Bareboat Charter entered into a BIMCO Bareboat Charter dated May 12, 2014, with HandyMar as owners for the demise charter of MV Newlead Albion.
[29]	The company as Bareboat Charter entered into a BIMCO Bareboat Charter dated May 12, 2014, with HandyMar as owners for the demise charter of MV Newlead Venetico.
[30]	The company was established on October 10, 2014 under the name Newlead Tanker Acquisitions Inc. On May 21, 2015 the company changed its name to NewLead Tankers Ltd. and on December 2, 2015, changed its name to its current NewLead Bitumen Tankers Ltd.
[31]	The company was established on November 11, 2014, and was nominated by NewLead Holdings Ltd. as the Bareboat Charterer of MT Katerina L under the Bareboat Charter Agreement dated November 13, 2014 being effective of such even date.
[32]	The company was established on November 11, 2014, and was nominated by NewLead Holdings Ltd. as the Bareboat Charterer of MT Ioli under the Bareboat Charter Agreement dated October 23, 2014 being effective as of November 11, 2014.
[33]	The companies were established on November 13, 2014, for operation of shipping business.
[34]	The companies were acquired as of November 24, 2014 via a Shares Purchase Agreement dated October 16, 2014 and as amended by an Addendum no. 1 dated November 24, 2014. On March 30, 2015, the vessel Captain Nikolas I was renamed to Newlead Granadino (Refer to Note 5).
[35]	The company acquired MV Newlead Castellano ex Maple Draco on September 16, 2014.